Short-term provisions (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Short-term provisions
Emission rights	R 900	R 605
Other provisions	304	400
Short-term portion of long-term provisions	2,822	2,601
Short-term portion of post-retirement benefit obligations	724	713
Total short-term provisions	R 4,750	R 4,319